Statutory Requirements and Dividend Restrictions - Statutory Requirements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Bermuda
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	$ 1,095.0	$ 910.0
Actual statutory capital and surplus	2,220.0	1,830.0
United Kingdom
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	535.0	540.0
Actual statutory capital and surplus	1,055.0	950.0
Republic of Ireland
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	95.0	100.0
Actual statutory capital and surplus	$ 165.0	$ 175.0